SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Claymore Dividend & Income Fund
2455 Corporate West Drive
Lisle, Illinois 60532
(630) 505-3700

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21455

1.	Title of the class of securities of Claymore Dividend & Income Fund (the “Fund”) to be redeemed:

Auction Market Preferred Shares, par value $.01 per share, liquidation preference $25,000 per share (the “Shares”), as identified by series and CUSIP in Annex A hereto

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the “Redemption Date”).

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Statement of Preferences of Auction Market Preferred Shares of the Fund

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.  In the event that less than all of the Shares of a series are redeemed, the Depository Trust Company (DTC), as the sole holder of record of each series of the Shares, determines how the redemption will be allocated among each participant broker-dealer account that holds Shares of such series, which may include selecting Shares to be redeemed by lot or such other method as DTC deems fair and equitable, and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares of such series held by it.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of July, 2009.

CLAYMORE DIVIDEND & INCOME FUND

By:	/s/ Kevin M. Robinson
Name: Kevin M. Robinson
Title: Chief Legal Officer and
Secretary

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
M7	18385J204	August 11	120	$3,000,000
T28	18385J303	August 12	520	$13,000,000
W7	18385J402	August 13	120	$3,000,000
TH28	18385J501	August 28	520	$13,000,000
F7	18385J600	August 17	120	$3,000,000